Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Issued Capital
Common shares	Number	Amount
Balance, December 31, 2016 and 2017	293,238,858	$2,319,293
Issued on redemption of non-management directors' DSUs	476,978	$2,609
Options exercised – cash consideration	66,000	275
– reclassification from contributed surplus	—	103
Balance, December 31, 2018	293,781,836	$2,322,280